Deferred revenue (Tables)	12 Months Ended
Aug. 31, 2025
Deferred Revenue
Schedule of deferred revenue liability

Amount
As at August 31, 2023	$1,727
Drawdown	2,500
Accretion of deferred revenue (Notes 21 and 26)	474
Revenue recognized	(3,048)
As at August 31, 2024	$1,653
Drawdown	29,731
Accretion of deferred revenue (Notes 21 and 26)	281
Revenue recognized	(28,257)
As at August 31, 2025	$3,408